DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2019
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT

16.DEFERRED GOVERNMENT GRANT

The following table presents the Group's deferred government grant as of the respective balance sheet dates:

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Beginning balance	19,580	16,046	2,304
Recognized as income during the year	(3,534)	(1,394)	(200)

Total balance of deferred government grant	16,046	14,652	2,104
Less: current portion	1,696	302	43

Balance of non-current deferred government grant	14,350	14,350	2,061

During the years ended December 31, 2017, 2018 and 2019, a certain government grants complied with the attached conditions. Hence, relevant government grants of RMB4,628,000,  RMB3,534,000 and RMB1,394,000 (US$200,000) respectively, were recognized in the consolidated statements of comprehensive loss as other operating income during the years ended December 31, 2017, 2018 and 2019, respectively.